Document and Entity Information	Feb. 13, 2024
Cover [Abstract]
Entity Registrant Name	MERCURY GENERAL CORP
Amendment Flag	false
Entity Central Index Key	0000064996
Document Type	8-K
Document Period End Date	Feb. 13, 2024
Entity File Number	001-12257
Entity Incorporation State Country Code	CA
Entity Tax Identification Number	95-2211612
Entity Address, Address Line One	4484 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	(323)
Local Phone Number	937-1060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MCY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false